Retirement Plans, Postretirement and Postemployment Benefits - Schedule of Target Assets Allocation (Detail)	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	100.00%
Total		100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	56.00%
Total	57.00%	57.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	30.00%
Total	32.00%	29.00%
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	4.00%
Total	6.00%	7.00%
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	10.00%
Total	5.00%	7.00%